Pensions and Other Post-employment Benefits - Summary of Average Life Expectancy Assumed (Detail)	12 Months Ended
Dec. 31, 2019
UK [member] | Current. [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	27 years 4 months 24 days
Female Years	29 years
UK [member] | Projected at 2039 [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	28 years 9 months 18 days
Female Years	30 years 6 months
US [member] | Current. [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	27 years 1 month 6 days
Female Years	28 years 9 months 18 days
US [member] | Projected at 2039 [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	28 years 9 months 18 days
Female Years	30 years 4 months 24 days